Significant Accounting Policies (Narrative) (Details) $ / shares in Units, ₪ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2012 ILS (₪)	Jun. 30, 2010 ILS (₪)	Dec. 31, 2018 USD ($) affiliate $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) affiliate $ / shares	Jan. 01, 2019 USD ($)	May 31, 2012 ILS (₪)	May 31, 2012 USD ($)	Mar. 31, 2012 ILS (₪)	Mar. 31, 2012 USD ($)	Jun. 30, 2010 USD ($)
Significant Accounting Policies [Line Items]
Components of accumulated other comprehensive income loss, tax			$ (7,292,000)	$ (15,471,000)
Restricted deposits			15,420,000
Impairment on affiliated company			$ 17,500,000	0	$ 2,500,000
Number of affiliated companies | affiliate			3		1
Net book value of capitalized ERP system development costs			$ 32,453,000	20,600,000
Impairment of long-lived assets			5,520,000	0	$ 0
Goodwill impairment			0	0	0
Severance expenses			$ 56,515,000	62,777,000	55,294,000
Cost of revenue sold, change in estimate				$ 42,700,000	$ 33,700,000
Percentage of cost of revenue sold				1.79%	1.47%
Percentage of gross profit				4.28%	3.52%
Cost of revenue sold, increase (decrease) to net income				$ 34,400,000	$ 28,200,000
Cost of revenue sold, increase (cecrease) in earnings per share, diluted | $ / shares				$ 0.80	$ 0.66
Percentage of revenue from service			10.00%	10.00%	10.00%
Cross currency interest rate swap, amount		₪ 1,100									$ 287,000,000
Received interest payments semi-annually in NIS		4.84%					4.84%	4.84%			4.84%
Issuance amount of Series A Note		₪ 1,100	$ 112,060,000	$ 181,713,000			₪ 92	$ 24,407,000	₪ 807	$ 217,420,000
Rights sold to receive payments from the Israeli Ministry of Defense			$ 185,727,000	79,633
Document Period End Date			Dec. 31, 2018
Subsidiary D
Significant Accounting Policies [Line Items]
Voting rights			51.00%
Subsidiary E
Significant Accounting Policies [Line Items]
Impairment on affiliated company			$ 9,737,000
Contractual rights percentage			50.00%
Series A
Significant Accounting Policies [Line Items]
Cross currency interest rate swap, amount | ₪	₪ 900
Senior notes fair value			$ 116,419,000
Minimum
Significant Accounting Policies [Line Items]
Percentage of equity voting rights			20.00%
Maximum
Significant Accounting Policies [Line Items]
Percentage of equity voting rights			50.00%
Cross Currency Interest Rate Swaps | London Interbank Offered Rate (LIBOR)
Significant Accounting Policies [Line Items]
Debt instrument, description of variable rate basis	LIBOR	LIBOR	LIBOR
Derivative, basis spread on variable rate		1.65%	1.65%								1.65%
Cross Currency Interest Rate Swaps | London Interbank Offered Rate (LIBOR) | Senior Notes
Significant Accounting Policies [Line Items]
Debt instrument, description of variable rate basis			LIBOR
Derivative, basis spread on variable rate			1.84%
ASU 2017-07
Significant Accounting Policies [Line Items]
Non-service component of net benefit cost				$ 5,130,000	$ 5,702,000
Subsequent Event | Scenario, Forecast | ASU 2016-02 | Minimum
Significant Accounting Policies [Line Items]
ROU assets						$ 350,000,000
Operating lease liability						350,000,000
Subsequent Event | Scenario, Forecast | ASU 2016-02 | Maximum
Significant Accounting Policies [Line Items]
ROU assets						400,000,000
Operating lease liability						$ 400,000,000
Software and Software Development Costs | Minimum
Significant Accounting Policies [Line Items]
Amortization period of capitalized direct software development costs			3 years
Software and Software Development Costs | Maximum
Significant Accounting Policies [Line Items]
Amortization period of capitalized direct software development costs			12 years
IMI Acquisition
Significant Accounting Policies [Line Items]
Cost of revenue sold, change in estimate			$ 32,200,000
Percentage of cost of revenue sold			1.19%
Percentage of gross profit			3.30%
Cost of revenue sold, increase (decrease) to net income			$ 28,600,000
Cost of revenue sold, increase (cecrease) in earnings per share, diluted | $ / shares			$ 0.67